DELAWARE(SM)
INVESTMENTS
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Updated Detail for Delaware Investments
Delaware Trend Fund

The following corrects the information that is found on page 4 in the Delaware Trend Fund semi-annual shareholder report.


Portfolio Characteristics
December 31, 1999
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Beta:                                        1.14
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P/E Ratio:                                   25.2x
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Median Company Size:                 932.1 million
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Portfolio Turnover:                            38%
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Top Five Sectors
Electronics:                                 16.0%
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Computers & Technology:                      13.6%
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Telecommunications:                          13.6%
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Retail:                                      13.1%
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Cable, Media & Publishing:                   10.6%
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